METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
A PROFESSIONAL LIMITED LIABILITY COMPANY
ATTORNEYS, MEDIATORS & COUNSELORS

Steven C. Metzger	2626 Cole Avenue, Suite 900
Direct Dial 214-740-5030	Dallas, Texas 75204-1083	Facsimile 214-523-3838
smetzger@pmklaw.com	214-969-7600	214-969-7635
www.pmklaw.com
November 7, 2005
The Securities and Exchange Commission
100 F Street
Washington, D.C. 20549
Re: Income Opportunity Realty Investors, Inc.; CIK No. 0000949961; Commission File No. 001-14784
Gentlemen:
     On behalf of Income Realty Investors, Inc., we are delivering for filing with the Commission Amendment No. 3 to Form 10-K for the fiscal year ended December 31, 2004. Amendment No. 3 is filed under cover of Form 10-K/A amending the prior amendments by consolidating certain items into one amendment in response to a request from the Staff of the Securities and Exchange Commission made orally by telephone on October 28, 2005. The enclosed filing does not materially change any information in the original Form 10-K as filed or as previously amended, nor does it involve any restatement of any financial information in addition to any revisions previously filed.
     Any questions relating to the enclosed filing may be addressed to the undersigned at the address and telephone number set forth above.
Very truly yours,
/s/ Steven C. Metzger
Steven C. Metzger
SCM:ag
Enclosure
cc:	R. Neil Crouch II Executive Vice President, Chief Financial Officer and Acting Principal Executive Officer
Income Opportunity Realty Investors, Inc. 1755 Wittington Place, Suite 340 Dallas, Texas 75234

Gene S. Bertcher 1755 Wittington Place, Suite 340 Dallas, Texas 75234

Bill Huff Farmer, Fuqua & Huff, P.C. 555 Republic Drive, Suite 490 Plano, Texas 75074

Ed Swalm Swalm & Associates, P.C. 4975 Preston Park Boulevard, Suite 340 Plano, Texas 75093